Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 29, 2024	Jan. 19, 2024	Oct. 19, 2023	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023	Dec. 29, 2023	Dec. 31, 2008
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period								5 years
Stock based compensation						$ 361	$ 1,065	$ 1,178	$ 295
Unrecognized expense				$ 5,042			5,042	$ 6,149
Weighted average grant date fair value (in dollars per share)								$ 4.34	$ 0
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation				275	$ 220	$ 361	$ 592	$ 971	$ 296
Unrecognized expense, period of recognition							1 year 10 months 6 days	2 years 10 days
Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards outstanding (in shares)								0
Stock based compensation				72			$ 129
Unrecognized expense, period of recognition							1 year 7 months 24 days
Unrecognized compensation expense				$ 864			$ 864
Granted (in shares)							394,512,000
Outstanding (in shares)				376,512,000			376,512,000	0
Weighted average grant date fair value (in dollars per share)				$ 2.66			$ 2.66	$ 0
Vested (in shares)							0
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards outstanding (in shares)				0			0	0
Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards outstanding (in shares)				0			0	0
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							1 year	1 year
Stock based compensation				$ 172			$ 344	$ 207
Unrecognized expense, period of recognition							3 months 7 days	8 months 23 days
Unrecognized compensation expense				$ 199			$ 199	$ 545
Value issued to non-employees		$ 125
Granted (in shares)								172,806,000	0
Outstanding (in shares)				172,806,000			172,806,000	172,806,000	0
Weighted average grant date fair value (in dollars per share)				$ 4.34			$ 4.34
Vested (in shares)							0	0
2008 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)											2,900,000
2023 Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)			1,500,000
2023 Omnibus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized (in shares)										12,900,000
Additional shares authorized, percent of shares outstanding	15.00%
Vesting percentage			20.00%
Vesting period			5 years
Expiration period			10 years
Expiration period, employee termination			90 days
2023 Omnibus Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			20.00%
Vesting period			5 years
Expiration period			10 years
Expiration period, employee termination			90 days
2023 Omnibus Plan | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			33.33%
Vesting period			3 years
Expiration period			10 years
Expiration period, employee termination			90 days